PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		$ 65,201
Balance at end of year		71,211	$ 65,201
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		51,778
Balance at end of year		55,148	51,778
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,298
Balance at end of year		2,443	1,298
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		8,832
Balance at end of year		8,692	8,832
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,203
Balance at end of year		1,385	1,203
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,090
Balance at end of year		3,543	2,090
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		135,074	141,037
Additions		5,836	4,769
Disposals		(1,253)	(1,751)
Reclassification of asset groups	[1]
Impact of foreign currency translation		13,008	(8,981)
Balance at end of year		152,665	135,074
Cost [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		94,484	91,162
Additions		1,497	1,748
Disposals		(246)	(267)
Reclassification of asset groups	[1]	344	7,841
Impact of foreign currency translation		9,086	(6,000)
Balance at end of year		105,165	94,484
Cost [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		5,964	6,442
Additions		1,156	215
Disposals		(194)	(323)
Reclassification of asset groups	[1]
Impact of foreign currency translation		829	(370)
Balance at end of year		7,755	5,964
Cost [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		26,352	27,255
Additions		1,084	850
Disposals		(298)	(321)
Reclassification of asset groups	[1]	4	318
Impact of foreign currency translation		2,271	(1,750)
Balance at end of year		29,413	26,352
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		6,131	7,103
Additions		559	300
Disposals		(515)	(837)
Reclassification of asset groups	[1]
Impact of foreign currency translation		555	(435)
Balance at end of year		6,730	6,131
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,143	9,075
Additions		1,540	1,656
Disposals			(3)
Reclassification of asset groups	[1]	(348)	(8,159)
Impact of foreign currency translation		267	(426)
Balance at end of year		3,602	2,143
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(69,873)	(69,992)
Disposals		891	1,162
Depreciation and amortization		(5,651)	(5,554)
Impact of foreign currency translation		(6,821)	4,511
Balance at end of year		(81,454)	(69,873)
Accumulated depreciation [member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(42,706)	(42,658)
Disposals		68	82
Depreciation and amortization		(3,180)	(2,893)
Impact of foreign currency translation		(4,198)	2,763
Balance at end of year		(50,016)	(42,706)
Accumulated depreciation [member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(4,666)	(4,693)
Disposals		175	276
Depreciation and amortization		(438)	(507)
Impact of foreign currency translation		(383)	258
Balance at end of year		(5,312)	(4,666)
Accumulated depreciation [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(17,520)	(17,177)
Disposals		208	187
Depreciation and amortization		(1,643)	(1,674)
Impact of foreign currency translation		(1,768)	1,144
Balance at end of year		(20,723)	(17,520)
Accumulated depreciation [member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(4,928)	(5,407)
Disposals		440	617
Depreciation and amortization		(390)	(480)
Impact of foreign currency translation		(467)	342
Balance at end of year		(5,345)	(4,928)
Accumulated depreciation [member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(53)	(57)
Disposals
Depreciation and amortization
Impact of foreign currency translation		(5)	4
Balance at end of year		(58)	(53)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		65,201
Balance at end of year		71,211	65,201
Carrying amounts [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		51,778
Balance at end of year		55,149	51,778
Carrying amounts [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,298
Balance at end of year		2,443	1,298
Carrying amounts [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		8,832
Balance at end of year		8,690	8,832
Carrying amounts [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,203
Balance at end of year		1,385	1,203
Carrying amounts [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,090
Balance at end of year		$ 3,544	$ 2,090

[1]	When an asset is available for use, it is reclassified from construction in progress to one of the appropriate plant and equipment categories.